Pension Benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension Benefits
22.	Pension Benefits

a) Defined Contribution Pension Plans

With the exception of certain of the Company’s employees in Australia and Norway, the Company’s employees are generally eligible to participate in defined contribution plans. These plans allow for the employees to contribute a certain percentage of their base salaries into the plans. The Company matches all or a portion of the employees’ contributions, depending on how much each employee contributes. During the years ended December 31, 2014, 2013, and 2012, the amount of cost recognized for the Company’s defined contribution pension plans was $18.0 million, $14.8 million and $14.5 million, respectively.

b) Defined Benefit Pension Plans

The Company has a number of defined benefit pension plans (or the Benefit Plans) which primarily cover its employees in Norway and certain employees in Australia. As at December 31, 2014, approximately 69% of the defined benefit pension assets were held by the Norwegian plans and approximately 31% were held by the Australian plan. The pension assets in the Norwegian plans have been guaranteed a minimum rate of return by the provider, thus reducing potential exposure to the Company to the extent the counterparty honors its obligations. Potential exposure to the Company has also been reduced, particularly for the Australian plans, as a result of certain of its time-charter and management contracts that allow the Company, under certain conditions, to recover pension plan costs from its customers.

The following table provides information about changes in the benefit obligation and the fair value of the Benefit Plans assets, a statement of the funded status, and amounts recognized on the Company’s balance sheets:

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013
	$	$
Change in benefit obligation:
Beginning balance	150,996	148,490
Service cost	8,800	9,768
Interest cost	4,975	4,974
Contributions by plan participants	292	481
Actuarial (gain) loss	15,982	3,396
Benefits paid	(5,476)	(9,501)
Plan settlements and amendments	(21,235)	(3,126)
Benefit obligations assumed on acquisition	1,083	3,125
Foreign currency exchange rate changes	(33,680)	(6,515)
Other	(133)	(96)

Ending balance	121,604	150,996

Change in fair value of plan assets:
Beginning balance	138,876	134,408
Actual return on plan assets	2,849	4,453
Contributions by the employer	12,283	14,609
Contributions by plan participants	292	481
Benefits paid	(5,456)	(9,470)
Plan settlements and amendments	(22,405)	(2,118)
Plan assets assumed on acquisition	998	2,502
Foreign currency exchange rate changes	(29,721)	(5,564)
Other	(558)	(425)

Ending balance	97,158	138,876

Funded status deficiency	(24,446)	(12,120)

Amounts recognized in the balance sheets:
Other long-term liabilities	24,446	12,120
Accumulated other comprehensive loss:
Net actuarial losses	(32,060)	(20,922)

(1)	As at December 31, 2014, the estimated amount that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost in 2015 is $(1.9) million.

As of December 31, 2014 and 2013, the accumulated benefit obligations for the Benefit Plans were $95.7 million and $116.1 million, respectively. The following table provides information for those pension plans with a benefit obligation in excess of plan assets and those pension plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2014	December 31, 2013
	$	$
Benefit obligation	90,042	88,140
Fair value of plan assets	64,631	71,955
Accumulated benefit obligation	60,828	1,319
Fair value of plan assets	55,095	689

The components of net periodic pension cost relating to the Benefit Plans for the years ended December 31, 2014, 2013 and 2012 consisted of the following:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Net periodic pension cost:
Service cost	8,800	9,768	9,921
Interest cost	4,975	4,974	4,392
Expected return on plan assets	(5,333)	(5,688)	(5,270)
Amortization of net actuarial loss	7,148	1,484	1,980
Plan settlement	(3,332)	973	—
Other	557	425	577

Net cost	12,815	11,936	11,600

The components of other comprehensive loss relating to the Plans for the years ended December 31, 2014, 2013 and 2012 consisted of the following:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Other comprehensive income (loss):
Net (loss) gain arising during the period	(14,954)	(3,930)	6,143
Amortization of net actuarial loss	7,148	1,484	1,979
Plan settlement	(3,332)	973	—

Total (loss) income	(11,138)	(1,473)	8,122

The Company estimates that it will make contributions into the Benefit Plans of $7.5 million during 2015. The following table provides the estimated future benefit payments, which reflect expected future service, to be paid by the Benefit Plans:

Year	Pension Benefit Payments $
2015	6,744
2016	5,373
2017	6,654
2018	4,707
2019	5,409
2020 – 2024	28,664

Total	57,551

The fair value of the plan assets, by category, as of December 31, 2014 and 2013 were as follows:

	December 31, 2014	December 31, 2013
Pooled Funds (1)	66,563	98,338
Mutual Funds (2)
Equity investments	7,343	18,080
Debt securities	6,119	3,811
Real estate	1,530	2,108
Cash and money market	12,238	8,796
Other	3,365	7,743

Total	97,158	138,876

(1)

The Company has no control over the investment mix or strategy of the pooled funds. The pooled funds guarantee a minimum rate of return. If actual investment returns are less than the guarantee minimum rate, then the provider’s statutory reserves are used to top up the shortfall. The pooled funds primarily invest in hold to maturity bonds, real estate and other fixed income investments, which are expected to provide a stable rate of return.

(2)

The mutual funds primary aim is to provide investors with an exposure to a diversified mix of predominantly growth oriented assets (70%) with moderate to high volatility and some defensive assets (30%).

The investment strategy for all plan assets is generally to actively manage a portfolio that is diversified among asset classes, markets and regions. Certain of the investment funds do not invest in companies that do not meet certain socially responsible investment criteria. In addition to diversification, other risk management strategies employed by the investment funds include gradual implementation of portfolio adjustments and hedging currency risks.

The Company’s plan assets are primarily invested in commingled funds holding equity and debt securities, which are valued using the net asset value (or NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares or units outstanding. Commingled funds are classified within Level 2 of the fair value hierarchy as the NAVs are not publicly available.

The Company has a pension committee that is comprised of various members of senior management. Among other things, the Company’s pension committee oversees the investment and management of the plan assets, with a view to ensuring the prudent and effective management of such plans. In addition, the pension committee reviews investment manager performance results annually and approves changes to the investment managers.

The weighted average assumptions used to determine benefit obligations at December 31, 2014 and 2013 were as follows:

	December 31, 2014	December 31, 2013
Discount rates	2.9%	3.9%
Rate of compensation increase	4.2%	4.7%

The weighted average assumptions used to determine net pension expense for the years ended December 31, 2014, 2013 and 2012 were as follows:

	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $
Discount rates	2.9%	3.9%	3.0%
Rate of compensation increase	4.2%	4.7%	5.5%
Expected long-term rates of return (1)	4.0%	4.8%	4.8%

(1)

To the extent the expected return on plan assets varies from the actual return, an actuarial gain or loss results. The expected long-term rates of return on plan assets are based on the estimated weighted-average long-term returns of major asset classes. In determining asset class returns, the Company takes into account long-term returns of major asset classes, historical performance of plan assets, as well as the current interest rate environment. The asset class returns are weighted based on the target asset allocations.